SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and principles of consolidation (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 11, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Allocation of Expenses
Selling and marketing expenses | ¥		¥ 99,020		¥ 77,731		¥ 60,469
General and administrative expenses | ¥		¥ 82,615		¥ 66,993		¥ 47,252
Fang
Allocation of Expenses
Cost of revenues	$ 2,309		$ 4,622		$ 3,853
Selling and marketing expenses	305		441		2,218
General and administrative expenses	1,723		4,856		5,410
Total	$ 4,337		$ 9,919		$ 11,481